CONSOLIDATED CASH FLOW STATEMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED CASH FLOW STATEMENT (Details) [Line Items]
Increase (Decrease) In Lease Liabilities	£ 82	£ 27	£ 2
Cash and cash equivalents held by entity unavailable for use by group	£ 49	£ 40	2,322
Previously stated [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) [Line Items]
Cash and cash equivalents held by entity unavailable for use by group			£ 48